Long-Term Debt (Schedule of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 13,000,000	$ 13,000,000
Less current maturities	0	0
Total long-term debt	13,000,000	13,000,000
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	8,000,000	8,000,000
Maturity date	Dec. 01, 2018
Stated percentage rate	7.66%
Periodic provision for retirement	1,600,000
Retirement, first payment date	Dec. 01, 2014
Note Payable December 1, 2015 [Member] | Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000,000	$ 5,000,000
Variable rate basis description	three month LIBOR
LIBOR Rate	0.25%
Variable interest rate addition	1.25%
Maturity date	Dec. 01, 2015